Prospector Capital Appreciation Fund

Schedule of Investments

as of March 31, 2024 (Unaudited)

COMMON STOCKS - 75.2%	Shares	Value
Banks - 4.1%
Ameris Bancorp	10,667	$516,069
First Bancorp	19,345	339,311
Prosperity Bancshares	6,470	425,597
SouthState	3,700	314,611
		1,595,588

Communication Services - 1.7%
Alphabet, Inc. - Class A(a)	4,520	682,204

Consumer Discretionary - 4.2%
Aptiv PLC(a)	4,830	384,710
Darden Restaurants	2,530	422,889
Expedia Group(a)	2,923	402,643
Texas Roadhouse	2,710	418,614
		1,628,856

Consumer Staples - 5.7%
Church & Dwight	4,360	454,792
Colgate-Palmolive	9,355	842,417
Mondelez International - Class A	9,640	674,800
Nestle	2,745	291,438
		2,263,447

Diversified Financial Services - 2.1%
Federated Hermes - Class B	6,910	249,589
Fidelity National Information Services	7,635	566,365
		815,954

Energy - 4.6%
Hess	6,180	943,315
Pioneer Natural Resources	3,250	853,125
		1,796,440

Health Care - 9.3%
Abbott Laboratories	6,890	783,117
AstraZeneca - ADR	5,225	353,994
Dentsply Sirona	15,545	515,939
Hologic(a)	6,110	476,336
Johnson & Johnson	2,640	417,622
Merck & Co.	8,255	1,089,247
		3,636,255

Industrials - 13.3%
Curtiss-Wright	3,980	1,018,641
Eaton	5,073	1,586,225
Leidos Holdings	8,485	1,112,300
Paychex	2,655	326,034
Pentair	7,430	634,819
Raytheon Technologies	5,810	566,649
		5,244,668

Information Technology - 5.8%
Littelfuse	1,848	447,863
Microsoft	1,260	530,107

Trimble(a)	15,410	991,788
Zebra Technologies - Class A(a)	1,000	301,440
		2,271,198

Insurance Brokers - 4.6%
Arthur J. Gallagher & Co.	3,465	866,389
Brown & Brown	10,910	955,061
		1,821,450

Life & Health Insurance - 3.3%
Globe Life	8,115	944,343
Voya Financial	4,745	350,750
		1,295,093

Materials - 3.3%
Axalta Coating Systems(a)	18,600	639,654
Louisiana-Pacific	4,075	341,933
PPG Industries	2,198	318,490
		1,300,077

Property & Casualty Insurance - 8.3%
Fairfax Financial Holdings	900	971,135
Fidelis Insurance Holdings	23,547	458,696
First American Financial	3,785	231,074
Progressive	2,675	553,243
W.R. Berkley	4,465	394,885
White Mountains Insurance Group	366	656,714
		3,265,747

Real Estate - 2.8%
CubeSmart	8,610	389,344
Four Corners Property Trust	14,475	354,203
Howard Hughes Holdings(a)	4,711	342,113
		1,085,660

Reinsurance - 2.1%
Everest Re Group	2,055	816,863
TOTAL COMMON STOCKS (Cost $19,173,173)		29,519,500

CONVERTIBLE BONDS - 17.0%	Par	Value
Health Care - 5.3%
BioMarin Pharmaceutical, 0.60%, 08/01/2024	921,000	904,330
Halozyme Therapeutics, Inc., 1.00%, 08/15/2028	772,000	750,039
NuVasive, 0.38%, 03/15/2025	445,000	423,195
		2,077,564

Industrials - 2.7%
Array Technologies, Inc., 1.00%, 12/01/2028	391,000	362,997
Chart Industries, 1.00%, 11/15/2024	72,000	202,097
Middleby, 1.00%, 09/01/2025	377,000	495,190
		1,060,284

Information Technology - 9.0%
Akamai Technologies, 0.38%, 09/01/2027	926,000	974,614
Dropbox, 0.00%, 03/01/2028 (b)	1,015,000	947,122
Verint Systems, 0.25%, 04/15/2026	827,000	775,313
Vishay Intertechnology, 2.25%, 06/15/2025	837,000	820,679
		3,517,728
TOTAL CONVERTIBLE BONDS (Cost $6,360,724)		6,655,576

EXCHANGE TRADED FUNDS - 0.8%	Shares	Value
Aberdeen Standard Physical Platinum Shares Fund(a)	3,540	295,767
TOTAL EXCHANGE TRADED FUNDS (Cost $312,798)		295,767

SHORT-TERM INVESTMENTS - 7.8%
Money Market Funds - 7.8%	Shares
First American Treasury Obligations Fund - Class X, 5.22%(c)	3,038,293	3,038,293
TOTAL SHORT-TERM INVESTMENTS (Cost $3,038,293)		3,038,293

TOTAL INVESTMENTS - 100.8% (Cost $28,884,988)		$39,509,136
Liabilities in Excess of Other Assets - (0.8)%		(318,099)
TOTAL NET ASSETS - 100.0%		$39,191,037

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2024, the Fund's investments in securities were classified as follows:

Prospector Capital Appreciation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$29,519,500	$–	$–	$29,519,500
Convertible Bonds	–	6,655,576	–	6,655,576
Exchange Traded Funds	295,767	–	–	295,767
Money Market Funds	3,038,293	–	–	3,038,293
Total Assets	$32,853,560	$6,655,576	$–	$39,509,136

Refer to the Schedule of Investments for industry classifications.